Related Party Transactions (Tables) - Nukkleus Inc.[Member]	6 Months Ended	12 Months Ended
	Mar. 31, 2023	Sep. 30, 2022
Related Party Transactions [Abstract]
Schedule of general support services provided to the related party
	Three Months Ended March 31,		Six Months Ended March 31,
	2023	2022	2023	2022
Service provided to:
TCM	$4,800,000	$4,800,000	$9,600,000	$9,600,000
	$4,800,000	$4,800,000	$9,600,000	$9,600,000
	Three Months Ended March 31,		Six Months Ended March 31,
	2023	2022	2023	2022
Service received from:
FXDIRECT	$4,725,000	$4,725,000	$9,450,000	$9,450,000
	$4,725,000	$4,725,000	$9,450,000	$9,450,000

	Years Ended September 30,
	2022	2021
Service provided to:
TCM	$19,200,000	$19,200,000
	$19,200,000	$19,200,000
	Years Ended September 30,
	2022	2021
Service received from:
FXDIRECT	$18,900,000	$18,900,000
	$18,900,000	$18,900,000

Schedule of due from related parties
	March 31, 2023	September 30, 2022
Digiclear	$229,838	$35,762
Jacobi	23,723	—
FXDD Mauritius(1)	1,854	—
TCM	—	895,374
Total	$255,415	$931,136

(1)      FXDD Mauritius is controlled by Emil Assentato, the Company’s chief executive officer, chief financial officer and chairman.

	September 30, 2022	September 30, 2021
NUKK Capital (*)	$—	$144,696
Digiclear	35,762	—
TCM	895,374	2,473,177
Total	$931,136	$2,617,873

(*)      An entity controlled by Emil Assentato, the Company’s chief executive officer, chief financial officer and chairman.

Schedule of due to related parties
	March 31, 2023	September 30, 2022
Forexware LLC(1)	$1,125,591	$1,079,229
FXDIRECT	2,909,501	3,042,101
Currency Mountain Holdings Bermuda, Limited (“CMH”)	42,000	42,000
TCM	91,749	—
FXDD Trading(1)	268,608	242,113
Markets Direct Payments(1)	2,346	2,114
Match Fintech Limited(2)	66,449	106,506
Total	$4,506,244	$4,514,063

(1)      Forexware LLC, FXDD Trading, and Markets Direct Payments are controlled by Emil Assentato, the Company’s chief executive officer, chief financial officer and chairman.

(2)      Match Fintech Limited is controlled by affiliates of the Company.

	September 30, 2022	September 30, 2021
Forexware LLC(1)	$1,079,229	$579,229
FXDIRECT	3,042,101	3,341,893
CMH	42,000	42,000
FXDD Trading(1)	242,113	294,670
Markets Direct Payments(1)	2,114	—
Match Fintech Limited(2)	106,506	—
Total	$4,514,063	$4,257,792

(1)      Forexware LLC, FXDD Trading, and Markets Direct Payments are controlled by Emil Assentato, the Company’s chief executive officer, chief financial officer and chairman.

(2)      Match Fintech Limited is controlled by the Company’s managers.